Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year	[1]	$ 10,102,172
Reinsurance recoverable at beginning of year		828,807
Reinsurance recoverable at end of year		940,291	$ 828,807
Gross liability at end of year	[1]	9,895,376	10,102,172
Non Life
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year		10,102,172	9,247,200	$ 9,317,003
Reinsurance recoverable at beginning of year		719,998	295,388	228,961
Net liability at beginning of year		9,382,174	8,951,812	9,088,042
Current year		3,417,366	3,453,725	3,243,506
Prior years		(248,719)	(448,158)	(676,574)
Net incurred losses		3,168,647	3,005,567	2,566,932
Change in Paris Re Reserve Agreement		(397,493)	(3,481)	5,518
Current year		(336,584)	(472,291)	(391,528)
Prior years		(2,585,403)	(2,506,760)	(2,096,945)
Total Non-life Claims Paid		(2,921,987)	(2,979,051)	(2,488,473)
Effects of foreign exchange rate changes		(186,911)	407,327	(220,207)
Net liability at end of year		9,044,430	9,382,174	8,951,812
Reinsurance recoverable at end of year		850,946	719,998	295,388
Gross liability at end of year		$ 9,895,376	$ 10,102,172	$ 9,247,200

[1]	Effective July 1, 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, reserves of $392 million as at December 31, 2017 have been reclassified from Life and Health reserves to Non-Life reserves to conform to current presentation.